Investment Contract Liabilities	12 Months Ended
Dec. 31, 2022
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Investment Contract Liabilities
Note 8    Investment Contract Liabilities
Investment contract liabilities are contractual obligations that do not contain significant insurance risk. These contracts are measured either at fair value or at amortized cost.
(a) Investment contract liabilities measured at fair value
Investment contract liabilities measured at fair value include certain investment savings and pension products sold primarily in Hong Kong and mainland China. The following table presents the movement in investment contract liabilities measured at fair value.

For the years ended December 31,	2022	2021
Balance, January 1	$802	$932
New policies	93	54
Changes in market conditions	(39)	(38)
Redemptions, surrenders and maturities	(106)	(138)
Impact of changes in foreign exchange rates	46	(8)
Balance, December 31	$796	$802

(b) Investment contract liabilities measured at amortized cost
Investment contract liabilities measured at amortized cost include several fixed annuity products sold in the U.S. and Canada that provide guaranteed income payments for a contractually determined period and are not contingent on survivorship.
The following table presents carrying and fair values of investment contract liabilities measured at amortized cost.

	2022		2021
As at December 31,	Amortized cost, gross of reinsurance ceded (1)	Fair value	Amortized cost, gross of reinsurance ceded (1)	Fair value
U.S. fixed annuity products	$1,575	$1,547	$1,380	$1,602
Canadian fixed annuity products	877	956	935	1,016
Investment contract liabilities	$2,452	$2,503	$2,315	$2,618

(1)
As at December 31, 2022, investment contract liabilities with the carrying value and fair value of $38 and $38, respectively (2021 – $48 and $52, respectively), were reinsured by the Company. The net carrying value and fair value of investment contract liabilities were $2,414 and $2,465 (2021 – $2,267 and $2,566), respectively.

The changes in investment contract liabilities measured at amortized cost was a result of the following business activities.

For the years ended December 31,	2022	2021
Balance, January 1	$2,315	$2,356
Policy deposits	200	92
Interest	67	71
Withdrawals	(236)	(191)
Fees	(1)	(1)
Other	–	(5)
Impact of changes in foreign exchange rates	107	(7)
Balance, December 31	$2,452	$2,315
Carrying value of fixed annuity products is amortized at a rate that exactly discounts the projected actual cash flows to the net carrying amount of the liability at the date of issue.
Fair value of fixed annuity products is determined by projecting cash flows according to the contract terms and discounting the cash flows at current market rates adjusted for the Company’s own credit standing. As at December 31, 2022 and 2021, fair value of all investment contract liabilities was determined using Level 2 valuation techniques.
(c) Investment contracts contractual obligations
As at December 31, 2022, the Company’s contractual obligations and commitments relating to the investment contracts are as follows.

Payments due by period	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Investment contract liabilities (1)	$300	$511	$514	$3,365	$4,690

(1)	Due to the nature of the products, the timing of net cash flows may be before contract maturity. Cash flows are undiscounted.